Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of accounts payable and accrued liabilities

Accounts Payable and Accrued Liabilities
($ millions)	December 31, 2018	December 31, 2017
Trade payables	1,121	950
Accrued liabilities	1,712	1,791
Dividend payable (note 19)	126	9
Stock-based compensation	32	30
Derivatives due within one year	39	115
Other	129	138
End of year	3,159	3,033